Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Changes In Carrying Amount Of Goodwill By Reportable Segment

	Retail	Employer Group	Health & Well-Being Services	Other Businesses	Total
	(in thousands)

Balance at December 31, 2008	$547,896	$40,533	$1,317,229	$57,453	$1,963,111
Subsequent payments/adjustments related to 2008 acquisitions	17,087	12,726	0	0	29,813

Balance at December 31, 2009	564,983	53,259	1,317,229	57,453	1,992,924
Acquisitions	0	0	538,293	0	538,293
Subsequent payments/adjustments related to 2008 acquisitions	27,861	8,731	0	0	36,592

Balance at December 31, 2010	$592,844	$61,990	$1,855,522	$57,453	$2,567,809

Detail Of Intangible Assets Classified As Other Long-Term Assets

	Weighted Average Life	2010			2009
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in thousands)

Other intangible assets:
Customer contracts/relationships	10.7 yrs	$413,855	$145,997	$267,858	$314,885	$117,748	$197,137
Trade names	19.6 yrs	87,400	2,268	85,132	5,200	567	4,633
Provider contracts	16.0 yrs	42,753	11,659	31,094	42,753	8,281	34,472
Noncompetes and other	9.5 yrs	19,475	4,085	15,390	11,786	4,560	7,226

Total other intangible assets	12.5 yrs	$563,483	$164,009	$399,474	$374,624	$131,156	$243,468

Estimate Of Amortization Expense

(in thousands)
For the years ending December 31,:
2011	$50,421
2012	48,792
2013	45,537
2014	41,039
2015	35,707